Goodwill and Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangibles

2. Goodwill and Intangibles

Effective April 1, 2013, the Company changed its basis of presentation from two to four segments. For more information on this realignment, see Note 14. “Business Segments.” The changes in the carrying amount of goodwill by reportable operating segment for the three months ended March 31, 2013 are summarized as follows:

	North America	Europe	South America	Asia Pacific	Total
Balance at January 1, 2013	$115,420	$13,836	$—	$4,460	$133,716
Foreign exchange translation	(101)	(384)		11	(474)

Balance at March 31, 2013	$115,319	$13,452	$—	$4,471	$133,242

Goodwill is not amortized but is tested for impairment, either annually or when events or circumstances indicate that impairment may exist, by reporting units determined in accordance with ASC 350, “Goodwill and Other Intangible Assets.”

The following table presents intangible assets and accumulated amortization balances of the Company as of December 31, 2012 and March 31, 2013, respectively:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
Customer relationships	$135,741	$(34,184)	$101,557	7.7
Developed technology	9,574	(4,143)	5,431	3.9
Other	10,337	(601)	9,736

Balance at December 31, 2012	$155,652	$(38,928)	$116,724	7.1

Customer relationships	$136,115	$(37,637)	$98,478	7.4
Developed technology	9,461	(4,491)	4,970	3.7
Other	10,434	(731)	9,703

Balance at March 31, 2013	$156,010	$(42,859)	$113,151	6.9

Amortization expense totaled $3,833 and $3,891 for the three months ended March 31, 2012 and 2013, respectively. Amortization expense is estimated to be approximately $15,500 for the year ending December 31, 2013.

7. Goodwill and Intangibles

Goodwill

Effective April 1, 2013, the Company changed its basis of presentation from two to four segments. For more information on this realignment, see Note 20. “Business Segments.” The changes in the carrying amount of goodwill by reportable operating segment for the years ended December 31, 2011 and 2012 are summarized as follows:

	North America	Europe	South America	Asia Pacific	Total
Balance at December 31, 2010	$115,384	$13,926	$3,480	$4,210	$137,000
Foreign exchange translation	(86)	(330)	(378)	200	(594)

Balance at December 31, 2011	$115,298	$13,596	$3,102	$4,410	$136,406
Foreign exchange translation	122	240	(315)	50	97
Impairment charges	—	—	(2,787)	—	(2,787)

Balance at December 31, 2012	$115,420	$13,836	$—	$4,460	$133,716

Goodwill is not amortized but is tested for impairment, either annually or when events or circumstances indicate that impairment may exist, by reporting units determined in accordance with ASC 350, “Goodwill and Other Intangible Assets.” During the fourth quarter of 2012, the Company recorded a goodwill impairment charge of $2,787 in its South American segment. This charge was due to changes in the forecast for this operating segment resulting from launch activities and operating inefficiencies incurred in 2012 and expected to continue into the near future as additional time will be required to improve operational performance.

Other Intangible Assets

The following table presents intangible assets and accumulated amortization balances of the Company as of December 31, 2011 and 2012, respectively:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
Customer relationships	$138,576	$(21,267)	$117,309	8.6
Developed technology	9,503	(2,521)	6,982	4.8
Other	7,603	(203)	7,400

Balance at December 31, 2011	$155,682	$(23,991)	$131,691	8.1

Customer relationships	$135,741	$(34,184)	$101,557	7.7
Developed technology	9,574	(4,143)	5,431	3.9
Other	10,337	(601)	9,736

Balance at December 31, 2012	$155,652	$(38,928)	$116,724	7.1

Amortization expense totaled $319, $8,982, $15,601 and $15,456 for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.

Estimated amortization expense for the next five years is shown in the table below:

Year	Expense
2013	$15,446
2014	15,257
2015	15,131
2016	14,739
2017	14,021